Income taxes - Settlement program (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current liabilities	$ 416	$ 371
Non-current liabilities	1,886	1,869
REFIS liabilities	$ 2,302	$ 2,240
SELIC rate (in percentage)	13.75%	13.75%